INVENTORIES, NET - Movement of provision for inventories (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Inventory [Roll Forward]
Balance as at January 1	$ (1,261)	(7,951)	(5,443)
Provision for inventories	(119)	(748)	(2,508)	(2,307)
Less: Written off during the year
Balance as at December 31	$ (1,265)	(8,699)	(7,951)	(5,443)